Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 722,735,000	$ 549,500,000
Trade accounts receivable less allowance for doubtful accounts of $557,854 in 2016 and $465,790 in 2015	3,468,559,000	3,285,196,000
Accounts receivable from related parties	179,008,000	218,285,000
Inventories	1,384,279,000	1,340,751,000
Prepaid expenses and other current assets	1,522,586,000	1,374,715,000
Total current assets	7,277,167,000	6,768,447,000
Property, plant and equipment, net	3,662,973,000	3,425,574,000
Intangible assets	834,965,000	830,489,000
Goodwill	13,425,072,000	13,032,750,000
Deferred tax asset, non-current	177,570,000	188,833,000
Equity Method Investments	678,833,000	644,709,000
Other assets	496,171,000	474,452,000
Total assets	26,552,751,000	25,365,254,000
Current liabilities:
Accounts payable	574,636,000	627,828,000
Accounts payable to related parties	217,584,000	153,023,000
Accrued expenses and other current liabilities	2,652,666,000	2,503,137,000
Short-term debt and other financial liabilities	704,653,000	109,252,000
Short-term debt from related parties	3,331,000	19,052,000
Current portion of long-term debt and capital lease obligations	674,522,000	664,335,000
Income tax payable, current	92,184,000	72,819,000
Total current liabilities	4,919,576,000	4,149,446,000
Long-term debt and capital lease obligations less current maturities	7,702,475,000	7,853,487,000
Other liabilities	511,767,000	465,625,000
Pension liabilities	609,358,000	585,328,000
Income tax payable, non-current	161,458,000	162,500,000
Deferred tax liability, non-current	595,261,000	624,500,000
Total liabilities	14,499,895,000	13,840,886,000
Noncontrolling interests subject to put provisions	1,223,821,000	1,028,368,000
Company shareholders' equity:
Common stock, no par value, 1.00 Euro nominal value, 392,462,972 shares authorized, 306,366,869 issued and 305,366918 outstanding	380,435,000	387,162,000
Treasury stock, at cost	(136,976,000)	(505,014,000)
Additional paid-in capital	3,025,702,000	3,470,308,000
Retained earnings	8,115,771,000	7,870,981,000
Accumulated other comprehensive (loss)	(1,204,941,000)	(1,336,295,000)
Total Company shareholders' equity	10,179,991,000	9,887,142,000
Noncontrolling interests not subject to put provisions	649,044,000	608,858,000
Total equity	10,829,035,000	10,496,000,000
Total liabilities and equity	$ 26,552,751,000	$ 25,365,254,000